UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5227

Name of Fund: Apex Municipal Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Apex Municipal Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2006                      (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.5%        $ 1,000    Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of America-Jefferson
                                 Smurfit Corp. Project), 8% due 4/01/2009                                               $   1,012
---------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.0%           2,000    Alaska Industrial Development and Expert Authority Revenue Bonds (Williams Lynxs
                                 Alaska Cargoport), AMT, 8% due 5/01/2023                                                   1,900
---------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.7%          1,000    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.625% due 7/01/2020                                                 1,000
                           80    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                                 Project), Series A, 5.875% due 11/01/2008                                                     78
                           20    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                                 Project), Series A, 6% due 11/01/2010                                                         19
                        1,020    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                                 Project), Series A, 6.75% due 5/01/2031                                                      874
                        4,000    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                           3,596
                        1,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series E, 7.25% due 7/01/2031                                                    1,078
                          500    Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                                 Medical Center), Series A, 6% due 8/01/2033                                                  532
---------------------------------------------------------------------------------------------------------------------------------
California - 2.2%       1,800    California State, GO, 5% due 2/01/2033                                                     1,842
                        1,300    California State, Various Purpose, GO, 5.25% due 11/01/2025                                1,377
                        1,000    Fontana, California, Special Tax, Refunding (Community Facilities District Number
                                 22 - Sierra), 6% due 9/01/2034                                                             1,060
---------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.6%         2,765    Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds (Pavilions),
                                 AMT, 7.75% due 9/01/2016                                                                   2,854
                        2,800    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.30% due 9/01/2022                                                              3,000
                        1,235    North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due 12/15/2031            1,331
                        2,000    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 8% due 12/01/2025                                               2,210
                          500    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 8.125% due 12/01/2025                                             501
                          830    Southlands, Colorado, Medical District, GO (Metropolitan District Number 1), 7.125%
                                 due 12/01/2034                                                                               916
---------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.6%      1,650    Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                                 Retirement Community Project), 7.25% due 4/01/2035                                         1,396

Portfolio Abbreviations

To simplify the listings of Apex Municipal Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT    Alternative Minimum Tax (subject to)
BAN    Bond Anticipation Notes
EDA    Economic Development Authority
GO     General Obligation Bonds
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue Bonds
M/F    Multi-Family
PCR    Pollution Control Revenue Bonds
VRDN   Variable Rate Demand Notes

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2006                      (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                      $   490    Connecticut State Development Authority, Airport Facility Revenue Bonds
                                 (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                                       $     581
                        1,160    New Haven, Connecticut, Facility Revenue Bonds (Hill Health Corporation Project),
                                 9.25% due 5/01/2017                                                                        1,161
---------------------------------------------------------------------------------------------------------------------------------
Florida - 8.0%            785    Arbor Greene Community Development District, Florida, Special Assessment Revenue
                                 Bonds, 7.60% due 5/01/2018                                                                   797
                          800    Capital Projects Finance Authority, Florida, Continuing Care Retirement Revenue
                                 Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032                                879
                        2,500    Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                 Gypsum), AMT, Series A, 7.125% due 4/01/2030                                               2,767
                          845    Lakewood Ranch, Florida, Community Development District Number 5, Special
                                 Assessment Revenue Refunding Bonds, Series A, 6.70% due 5/01/2031                            900
                        1,500    Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6% due 5/01/2024                                                          1,626
                        1,350    Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                       1,467
                          820    Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue
                                 Bonds (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026                                    826
                        1,555    Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                 Assessment Bonds, Series A, 6.95% due 5/01/2033                                            1,682
                        1,895    Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028               1,926
                        2,640    Tampa Palms, Florida, Open Space and Transportation Community Development District
                                 Revenue Bonds, Capital Improvement (Richmond Place Project), 7.50% due 5/01/2018           2,700
---------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.0%          2,000    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
                                 due 12/01/2024                                                                             2,225
                          410    Atlanta, Georgia, Tax Allocation Bonds (Eastside Project), Series B, 5.40%
                                 due 1/01/2020                                                                                417
                          495    Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project), 5.50%
                                 due 1/01/2031                                                                                499
                          830    Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                 Bonds (Coastal Community Retirement Corporation Project), Series A, 7.125%
                                 due 1/01/2025                                                                                842
                        1,185    Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                 Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25%
                                 due 1/01/2035                                                                              1,201
                        1,580    Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                 Refunding, VRDN, 8% due 4/01/2010 (e)                                                      1,580
                          830    Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First Mortgage,
                                 Series A, 7.40% due 1/01/2034                                                                909
---------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%            1,470    Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care
                                 Corporation), Series A, 7.75% due 11/15/2016                                               1,494
---------------------------------------------------------------------------------------------------------------------------------
Illinois - 8.0%         1,845    Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes Project), 7%
                                 due 12/30/2022                                                                             1,932
                        3,000    Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                               3,015
                          585    Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                 Facilities Acquisition Program), 7.75% due 12/01/2006 (a)                                    611

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2006                      (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                      $ 2,605    Illinois Development Finance Authority Revenue Bonds (Primary Health Care Centers
                                 Facilities Acquisition Program), 7.75% due 12/01/2016                                  $   2,692
                        2,050    Illinois State Finance Authority Revenue Bonds (Clare At Water Tower Project),
                                 Series A, 6.125% due 5/15/2038                                                             2,069
                          430    Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2037                                                                   432
                          490    Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                 Program), 6.60% due 7/01/2024                                                                503
                          755    Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds
                                 (Sedgebrook Project), 6.25% due 3/01/2034                                                    798
                        2,400    Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds
                                 (Conference Center and Hotel), Series A-1, 7.125% due 1/01/2036                            2,548
                          265    Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 8%
                                 due 12/01/2012 (e)                                                                           265
                          760    Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                 Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                           740
---------------------------------------------------------------------------------------------------------------------------------
Iowa - 2.4%             3,855    Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                                 Initiatives Project), 9.25% due 7/01/2025                                                  4,607
---------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.5%           1,230    Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding Bonds
                                 (General Motors Corporation Project), 6% due 6/01/2025                                       956
---------------------------------------------------------------------------------------------------------------------------------
Louisiana - 1.3%        1,300    Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                 Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036               1,328
                        1,290    New Orleans, Louisiana, Sewer Service Revenue Notes, BAN, 3% due 7/26/2006                 1,275
---------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%              840    Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great
                                 Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                                   849
---------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.0%           385    Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                                 due 9/01/2039                                                                                403
                        1,500    Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                   1,518
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.7%    1,845    Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds
                                 (Overlook Communities Inc.), Series A, 6.25% due 7/01/2034                                 1,883
                        1,245    Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                                 Nazarene College), 5.625% due 4/01/2019                                                    1,270
                        1,220    Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                                 Nazarene College), 5.625% due 4/01/2029                                                    1,238
                          850    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Jordan Hospital), Series E, 6.75% due 10/01/2033                                            923
                        2,100    Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                       2,118
                          500    Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Milton Hospital), Series, 5.50% due 7/01/2016                                         507
                        1,200    Massachusetts State Industrial Finance Agency Revenue Bonds, Sewer Facility
                                 (Resource Control Composting), AMT, 9.25% due 6/01/2010                                    1,204
---------------------------------------------------------------------------------------------------------------------------------

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2006                      (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.6%       $ 1,150    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                 Clemens General Hospital), Series B, 5.875% due 11/15/2034                             $   1,208
---------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.7%        1,230    Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding Bonds
                                 (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2008 (a)                             1,360
---------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.2%         1,155    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                 Bluffs), 7% due 10/01/2011 (a)                                                             1,232
                        1,000    Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds (Bishop
                                 Spencer Place), Series A, 6.50% due 1/01/2035                                              1,047
---------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%             430    Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                 6.375% due 8/01/2023                                                                         446
---------------------------------------------------------------------------------------------------------------------------------
New Jersey - 13.7%      2,000    Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds (Holt
                                 Hauling & Warehousing), AMT, Series A, 9.625% due 1/01/2011 (b)(c)                           282
                        4,500    Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds (Holt
                                 Hauling & Warehousing), AMT, Series A, 9.875% due 1/01/2021 (b)(c)                           635
                        6,000    Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                 Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010            6,082
                        2,170    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                           2,248
                        1,500    New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014          1,544
                        1,000    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                 Facility), Series A, 7.25% due 11/15/2031                                                  1,082
                        3,700    New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                                 Series A, 8.125% due 11/15/2023                                                            4,173
                        3,050    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                  3,141
                        3,000    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.25% due 9/15/2029                                                                   2,978
                        1,870    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                 Hospital Association), 6.625% due 7/01/2036                                                1,929
                        1,265    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 5.75% due 6/01/2032                                                                        1,314
                        1,075    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2041                                                                           1,224
---------------------------------------------------------------------------------------------------------------------------------
New Mexico - 3.5%       1,680    Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                 Juan Project), Series B, 4.875% due 4/01/2033                                              1,674
                        5,000    Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                                 Project), Series A, 6.95% due 10/01/2020                                                   5,200
---------------------------------------------------------------------------------------------------------------------------------
New York - 5.5%         1,000    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                 Hospital), Series b, 7.50% due 3/01/2029                                                   1,090
                          350    New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                 due 6/01/2028                                                                                377
                        1,495    New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facility Pooled Program), Series C-1, 6.50% due 7/01/2024                                  1,397
                        1,730    New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                 Plc Project), AMT, 7.625% due 12/01/2032                                                   1,884
                        2,080    New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds (Mount
                                 Sinai-NYU Medical Center Health System), 5.50% due 7/01/2026                               2,105

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2006                      (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                      $ 1,865    New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai Hospital), Series C, 5.50% due 7/01/2026                            $   1,887
                          635    Utica, New York, GO, Public Improvement, 9.25% due 8/15/2006                                 645
                        1,180    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                 Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                            1,257
---------------------------------------------------------------------------------------------------------------------------------
North                   1,000    North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
Carolina - 0.5%                  Revenue Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2032                      1,067
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.4%           750    Norman, Oklahoma, Regional Hospital Authority, Hospital Revenue Bonds, 5.375%
                                 due 9/01/2029                                                                                757
---------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%           1,310    Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds (Wauna
                                 Cogeneration Project), AMT, Series B, 7.40% due 1/01/2016                                  1,324
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.8%     1,160    Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                 Inc.), Series A, 6.125% due 1/01/2025                                                      1,201
                        1,750    Chester County, Pennsylvania, Health and Education Facilities Authority, Senior
                                 Living Revenue Refunding Bonds (Jenners Pond Inc. Project), 7.625% due 7/01/2034           1,984
                          900    Montgomery County, Pennsylvania, Higher Education and Health Authority Revenue
                                 Bonds (Faulkeways at Gwynedd Project), 6.75% due 11/15/2024                                  949
                          925    Montgomery County, Pennsylvania, Higher Education and Health Authority Revenue
                                 Bonds (Faulkeways at Gwynedd Project), 6.75% due 11/15/2030                                  971
                        1,700    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                 Project), 6.25% due 2/01/2035                                                              1,803
                        1,600    Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A, 7.50%
                                 due 1/01/2025                                                                              1,754
                        4,460    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                 due 12/01/2017                                                                             4,513
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%     1,750    Central Falls, Rhode Island,  Detention Facility Corporation, Detention Facility,
                                 Revenue Refunding Bonds, 7.25% due 7/15/2035                                               1,918
---------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.0%        1,800    Shelby County, Tennessee,  Health, Educational and Housing Facilities Board Revenue
                                 Bonds (Germantown Village), Series A, 7.25% due 12/01/2034                                 1,905
---------------------------------------------------------------------------------------------------------------------------------
Texas - 7.7%            1,000    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2028                                                        1,066
                        2,530    Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT,
                                 Series A, 7.70% due 4/01/2033                                                              2,968
                        2,760    Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company), AMT,
                                 Series B, 5.05% due 6/01/2030                                                              2,767
                        1,220    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                 Project), Series B, 7.75% due 12/01/2018                                                   1,327
                          830    Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds (Independent Senior
                                 Living Center), 7.75% due 1/01/2034                                                          863
                        1,000    Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                 Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034         1,095
                          875    Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Sid Peterson Memorial Hospital Project), 5.375% due 8/15/2035                               882

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2006                      (in Thousands)

                         Face
State                  Amount    Municipal Bonds                                                                          Value
---------------------------------------------------------------------------------------------------------------------------------
                      $ 2,310    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                      $   2,490
                        1,330    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                 1,396
---------------------------------------------------------------------------------------------------------------------------------
Utah - 1.2%             2,240    Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                                 Environmental), AMT, Series A, 7.45% due 7/01/2017                                         2,352
---------------------------------------------------------------------------------------------------------------------------------
Virginia - 5.2%         2,470    Dulles Town Center, Virginia, Community Development Authority, Special Assessment
                                 Tax (Dulles Town Center Project), 6.25% due 3/01/2026                                      2,594
                       22,600    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series B,
                                 5.888%** due 8/15/2025                                                                     7,502
---------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.6%    1,125    Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                                 Association Inc. Project), 6.20% due 5/01/2013                                             1,125
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%        1,320    Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New
                                 Castle Place Project), Series A, 7% due 12/01/2031                                         1,364
---------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             2,100    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.2%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   2,367
---------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $184,663) - 98.1%                                          190,484
---------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held    Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                        1,500    Merrill Lynch Institutional Tax-Exempt Fund, 3.02% (d)(f)                                  1,500
---------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $1,500) - 0.8%                                         1,500
---------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $186,163*) - 98.9%                                             191,984

                                 Other Assets Less Liabilities - 1.1%                                                       2,107
                                                                                                                        ---------
                                 Net Assets - 100.0%                                                                    $ 194,091
                                                                                                                        =========

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 186,144
                                                                      =========
      Gross unrealized appreciation                                   $  12,551
      Gross unrealized depreciation                                      (6,711)
                                                                      ---------
      Net unrealized appreciation                                     $   5,840
                                                                      =========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(a)   Prerefunded.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2006                      (in Thousands)

(c) Restricted securities as to resale, representing 0.5% of net assets were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
                                                                                        Acquisition
      Issue                                                                                Date(s)            Cost          Value
      ---------------------------------------------------------------------------------------------------------------------------
      Camden County, New Jersey Improvement Authority, Lease Revenue Bonds (Holt
      Hauling & Warehousing), AMT, Series A, 9.625% due 1/01/2011                         1/29/1997          $2,116         $ 282

      Camden County, New Jersey Improvement Authority, Lease Revenue Bonds (Holt         2/06/1996 -
      Hauling & Warehousing), AMT, Series A, 9.875% due 1/01/2021                         1/29/1997           4,644           635
      ---------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                  $6,760         $ 917
                                                                                                             ====================

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------
      Affiliate                                        Net Activity     Dividend Income
      ---------------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund         (2,200)            $ 56
      ---------------------------------------------------------------------------------

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(f)   Floating rate security.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Apex Municipal Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Apex Municipal Fund, Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Apex Municipal Fund, Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    Apex Municipal Fund, Inc.

Date: May 22, 2006